Accounts Receivable - Summary of Impact on Credit Risk Due to COVID 19 (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Accounts Receivable Noncurrent Past Due [Line Items]
Total accounts receivables	[1]	₨ 5,362	$ 73.3	₨ 4,702
COVID-19 [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Total accounts receivables		5,524
Not Due (Including Unbilled Receivables) [Member] | COVID-19 [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Total accounts receivables		2,924
0-90 Days [Member] | COVID-19 [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Total accounts receivables		516
90-180 Days [Member] | COVID-19 [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Total accounts receivables		388
180-365 Days [Member] | COVID-19 [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Total accounts receivables		423
Above 365 Days [Member] | COVID-19 [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Total accounts receivables		₨ 1,275

[1]	Includes INR 1,394 million and INR 1,558 million (US$ 21.3 million) of unbilled receivables for the year ended March 31, 2020 and 2021, respectively.